Directors’ emoluments and key management personnel remuneration - Emoluments and remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Directors And Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Directors’ emoluments	£ 1,537	£ 1,026	£ 791
Contributions to defined contribution pension schemes	2	4	3
Compensation for loss of office	0	29	0
Total employee benefit expenses	1,539	1,059	794
Highest Paid Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short term employee benefits	491	290	235
Contributions to defined contribution pension schemes	1	1	1
Total employee benefit expenses	492	291	236
Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short term employee benefits	555	303	909
Share-based payment charge	933	365	145
Contributions to defined contribution pension schemes	12	2	6
Total employee benefit expenses	£ 1,500	£ 670	£ 1,060